FINANCIAL INSTRUMENTS (Details 2) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 530,054		$ 537,596
Other non-current financial liabilities	5,654,011		4,044,279
Other financial liabilities	6,049,790		4,581,875
Trade and other current payables	681,937		669,847
Trade and other non-current payables	2,230		2,230
Trade and other payables	684,167		672,077
Current financial liabilities	1,211,991		1,207,443
Non-current financial liabilities	5,656,241		4,046,509
Financial liabilities	6,184,065	1,329,653	4,581,875	1,439,610	$ 4,278,911
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	114,700		121,606
Trade and other current payables	681,689		669,847
Current financial liabilities	796,389		791,453
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	415,354		415,990
Trade and other current payables	248		0
Current financial liabilities	415,602		415,990
Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	649,084		752,080
Trade and other non-current payables	2,230		2,230
Non-current financial liabilities	651,314		754,310
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,877,863		2,592,391
Trade and other non-current payables	0		0
Non-current financial liabilities	3,877,863		2,592,391
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,127,064		699,808
Trade and other non-current payables	0		0
Non-current financial liabilities	1,127,064		699,808
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	276,704		289,871
Other non-current financial liabilities	4,555,039		3,211,783
Other financial liabilities	4,831,743		3,501,654
Financial liabilities	1,329,653		1,439,610
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	22,374		27,803
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	254,330		262,068
Bonds obligations [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	201,427		478,441
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,775,728		2,393,067
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	577,884		340,275
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	183,305		215,049
Other non-current financial liabilities	763,717		725,386
Other financial liabilities	947,022		940,435
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	69,971		84,778
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	113,334		130,271
Bank Borrowings [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	196,611		177,504
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	64,334		199,324
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	502,772		348,558
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	673,057		659,618
Trade and other non-current payables	2,230		2,230
Trade and other payables	675,287		661,848
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	672,809		659,618
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	248		0
Trade and other payables [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	2,230		2,230
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	8,880		10,229
Trade and other non-current payables	0		0
Trade and other payables	8,880		10,229
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	8,880		10,229
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0		0
Accounts payable to related companies [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0		0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	837		1,760
Other non-current financial liabilities	133,438		69,839
Other financial liabilities	134,275		71,599
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	837		1,760
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0		0
Swap and forward [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	133,438		69,839
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0		0
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	69,208		30,916
Other non-current financial liabilities	201,817		37,271
Other financial liabilities	271,025		68,187
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	21,518		7,265
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	47,690		23,651
Lease Liablities [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	117,608		26,296
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	37,801		0
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	$ 46,408		$ 10,975